ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) - USD ($)						12 Months Ended
	Sep. 09, 2015	Jun. 08, 2015	Jun. 05, 2015	Apr. 27, 2015	Apr. 08, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Organization Consolidation And V I E Arrangements [Line Items]
Maximum foreign ownership in equity interest of PRC internet businesses (as a percent)						50.00%
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents						$ 4,912,170	$ 2,604,886	$ 11,151,900	$ 1,646,172
Accounts receivable, net						3,295,818	1,645,237
Inventories						538,660	224,148
Prepaid expenses and other current assets, net						2,245,788	8,677,630
Amounts due from related parties						3,062,797	212,805
Total current assets						14,055,233	13,364,706
Property and equipment, net						1,795,233	1,977,659
Investment						768,486	720,150
Other non-current assets						161,723	151,552
Total non-current assets						122,086,598	260,680,358
TOTAL ASSETS						136,141,831	274,045,064
Short-term bank borrowings						7,684,859	0
Accounts and notes payable						3,980,826	2,200,451
Accrued expenses and other current liabilities						9,292,260	9,033,258
Advance from customers						1,243,739	2,282,353
Amounts due to related parties						603,883	1,711,028
Total current liabilities						22,805,567	15,227,090
Other non-current liabilities						1,534,449	1,352,202
Amounts due to related parties						5,685,971	0
Total non-current liabilities						9,786,405	10,420,762
TOTAL LIABILITIES						32,591,972	25,647,852
Net loss						(161,898,979)	(25,293,145)	(93,570,188)
Net cash provided by/(used in) operating activities						(9,873,748)	(5,826,386)	(10,731,755)
Net cash used in investing activities						(741,079)	(2,580,471)	(9,896,955)
Net cash provided by financing activities						12,642,573	0	52,919,228
Net cash provided by operating activities						(9,873,748)	(5,826,386)	(33,531,299)
Century Winning Limited [Member] | Wowo Group Limited [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Payment received from sale of equity interest of a subsidiary	$ 1
Payment by Buyer for net liabilities	$ 47,390,420
Ordinary shares [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Net loss						0	0	$ 0
Shares issued								75,960,000
Ordinary shares issued for consideration		741,422,780						741,422,780
Ordinary shares [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued					72,000,000
Ordinary shares [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued				3,960,000
ADS [Member] | IPO [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued					4,000,000
Net proceeds received					$ 35,200,000
Price per share				$ 10	$ 10
ADS [Member] | Over-allotment option [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Shares issued				220,000
Net proceeds received				$ 2,100,000
Price per share				$ 10
VIEs [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Cash and cash equivalents						4,802,420	1,923,903
Accounts receivable, net						3,295,818	1,645,237
Inventories						538,660	224,148
Prepaid expenses and other current assets, net						1,881,988	7,812,462
Amounts due from related parties						3,062,797	212,805
Total current assets						13,581,683	11,818,555
Property and equipment, net						1,715,795	1,864,660
Investment						768,486	720,150
Other non-current assets						161,723	151,553
Total non-current assets						2,646,004	2,736,363
TOTAL ASSETS						16,227,687	14,554,918
Short-term bank borrowings						7,684,859	0
Accounts and notes payable						3,980,560	2,200,292
Accrued expenses and other current liabilities						8,345,461	8,198,754
Advance from customers						1,243,739	2,282,353
Amounts due to related parties						87,385	1,650,168
Total current liabilities						21,342,004	14,331,567
Other non-current liabilities						1,386,749	1,086,342
Amounts due to related parties						5,685,971	0
Total non-current liabilities						7,072,720	1,086,342
TOTAL LIABILITIES						28,414,724	15,417,909
Revenues						80,668,230	66,288,019	$ 11,477,552
Net loss						(12,419,220)	(17,022,631)	(8,052,187)
Net cash provided by/(used in) operating activities						(9,152,256)
Net cash used in investing activities						(741,079)	(2,578,472)	(44,228)
Net cash provided by financing activities						$ 12,642,573	$ 0	$ 0
Percentage contributed to consolidated revenues						90.90%	90.60%	100.00%
Percentage contributed to consolidated total assets						11.90%	5.30%
Percentage contributed to consolidated total liabilities						87.20%	60.10%
Net cash provided by operating activities							$ 2,657,916	$ 238,302
JMU HK [Member]
Financial statement balances and amounts of the VIEs and VIEs' subsidiaries
Ordinary shares issued for consideration			741,422,780
Cash consideration			$ 30,000,000